April 26, 2006

Supplement

SUPPLEMENT DATED APRIL 26, 2006 TO THE PROSPECTUS OF
MORGAN STANLEY S&P 500 INDEX FUND
Dated December 29, 2005

The second paragraph of the section of the Prospectus titled ‘‘Fund Management’’ is hereby replaced by the following:

The Fund is managed by members of the Systematic Strategies team. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Kevin Jung, an Executive Director of the Investment Adviser, and Thomas H. Moore, a Vice President of the Investment Adviser.

Mr. Jung been associated with the Investment Adviser in an investment management capacity since September 1997 and began managing the Fund in October  1998. Mr. Moore has been associated with the Investment Adviser in an investment management capacity since August 1999 and began managing the Fund in April 2006.

Mr. Jung is the lead portfolio manager of the Fund. Members of the team collaborate to manage the assets of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

36007SPT-03

April 26, 2006

Supplement

SUPPLEMENT DATED APRIL 26, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY S&P 500 INDEX FUND
Dated December 29, 2005

The following information is hereby added in the section of the Fund’s Statement of Additional Information titled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Manager’’:

As of April 13,  2006, Thomas H. Moore managed four mutual funds with a total of approximately $759.6 million in assets; no pooled investment vehicles; and no other accounts.

The following information is hereby added in the section of the Fund’s Statement of Additional Information titled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Manager’’:

As of April 13, 2006, Thomas H. Moore did not own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.